Additional cash flow information - Summary of Current and Non-current Borrowings (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	£ 1,479	£ 1,153
Fair value and other movements	3	0
Foreign exchange movements	(32)	14
Financing cash flows	(34)	266
Transfer from non-current to current	0	0
New leases/ disposal of leases	52	46
Ending balance	1,468	1,479
Long-term borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	1,141	1,100
Fair value and other movements	5	(8)
Foreign exchange movements	(12)	3
Financing cash flows	297	344
Transfer from non-current to current	(76)	(344)
New leases/ disposal of leases	52	46
Ending balance	1,407	1,141
Short-term borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	338	53
Fair value and other movements	(2)	8
Foreign exchange movements	(20)	11
Financing cash flows	(331)	(78)
Transfer from non-current to current	76	344
New leases/ disposal of leases	0	0
Ending balance	£ 61	£ 338